Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash, cash equivalents and restricted cash	$ 2,081	$ 2,575	$ 3,230	$ 7,544	$ 4,339
Prepaid expenses and other current assets	1,797	487		257
Due from related parties	7,681	2,602		14
Total Current Assets	12,221	5,664		7,815
Investments	17,925	14,167		19,825
Property, plant and equipment, net	1,274	637		0
Other assets	972	1,096		339
Total Assets	32,392	21,564		27,979
Liabilities and Unitholders’ Capital
Accrued employee benefits	6,582	3,779		598
Accrued expenses	1,709	1,009		294
Patent installment payable - current	525	775		250
Other current liabilities	286	253		66
Total Current Liabilities	14,632	8,168		4,322
Notes payable, net of current portion	403	999		801
Embedded derivative liability	0	1,994		1,641
Patent installment payable, net of current	13,075	13,075		13,600
Other liabilities	577	683		295
Total Liabilities	28,687	29,420		23,306
Commitments and Contingencies
Mezzanine Capital
Redeemable Units	15,407	10,630	23,908	15,866	41,255
Unitholders' Deficit
Accumulated deficit	(81,568)	(64,284)		(38,564)
Non-controlling interest	15,113	1,559		656
Total Unitholders’ Deficit	(11,702)	(18,486)	(14,388)	(11,193)	(4,584)
Total Liabilities, Mezzanine Capital, and Unitholders' Deficit	32,392	21,564		27,979
Redeemable Class I Units
Mezzanine Capital
Redeemable Units	4,126	2,912	3,538	2,984	4,530
Redeemable Class PCTA Units
Mezzanine Capital
Redeemable Units	11,281	7,718	$ 20,370	12,882	$ 36,725
Class B Preferred Units
Unitholders' Deficit
Preferred Units	48,540	38,122		20,803
Class B-1 Preferred Units
Unitholders' Deficit
Preferred Units	3,323	3,323		3,323
Class A Units
Unitholders' Deficit
Common Units	1,950	1,950		1,950
Class C Units
Unitholders' Deficit
Common Units	940	844		639
Nonrelated party
Liabilities and Unitholders’ Capital
Accounts payable	3,250	93		84
Notes payable - current	772	912		1,949
Convertible promissory note, net	0	1,120		0
Related party
Liabilities and Unitholders’ Capital
Accounts payable	508	347		580
Notes payable - current	1,000	1,000		501
Convertible promissory note, net	$ 0	$ 3,381		$ 2,647